Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Mar. 31, 2012 Unaudited
Series A - Preferred stock, par value	$ 0.001	$ 0.001
Series A - Preferred stock, Authorized	1,000,000	1,000,000
Series A - Preferred stock, issued	44,500	44,500
Series B - Convertible Preferred stock, par value	$ 0.01	$ 0.01
Series B - Convertible Preferred stock, Authorized	850,000	850,000
Series B - Convertible Preferred stock, issued	850,000	850,000
Series B - Convertible Preferred stock, issued outstanding	850,000	850,000
Series C - Preferred stock, par value	$ 0.01	$ 0.01
Series C - Preferred stock, Authorized	147,775	147,775
Series C - Preferred stock, issued	147,775	147,775
Series C - Preferred stock, issued outstanding	147,775	147,775
Common stock, par value	$ 0.001	$ 0.001
Common stock, Authorized	75,000,000,000	75,000,000,000
Common stock, Issued	5,434,715	5,434,715
Common stock, outstanding	784,715	784,715